Derivative financial instruments - Schedule of fair values of commodity contract derivatives by type (Details) - GBP (£) £ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Derivative assets	£ 368	£ 429
Derivative liabilities	(1,244)	(1,293)
Total	(876)	(864)
Commodity contract derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets	35	66
Derivative liabilities	(118)	(174)
Total	(83)	(108)
Forward purchases of gas
Disclosure of detailed information about financial instruments [line items]
Derivative assets	0	2
Derivative liabilities	(3)	(6)
Total	(3)	(4)
Electricity capacity
Disclosure of detailed information about financial instruments [line items]
Derivative assets	0	1
Derivative liabilities	0	0
Total	0	1
Electricity swaps
Disclosure of detailed information about financial instruments [line items]
Derivative assets	33	53
Derivative liabilities	(82)	(92)
Total	(49)	(39)
Electricity options
Disclosure of detailed information about financial instruments [line items]
Derivative assets	0	0
Derivative liabilities	(1)	(3)
Total	(1)	(3)
Gas swaps
Disclosure of detailed information about financial instruments [line items]
Derivative assets	2	9
Derivative liabilities	(22)	(42)
Total	(20)	(33)
Gas options
Disclosure of detailed information about financial instruments [line items]
Derivative assets	0	1
Derivative liabilities	(10)	(31)
Total	£ (10)	£ (30)